Revenue Recognition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disaggregation of Revenue [Abstract]
Disaggregation Of Revenue
The following table sets forth the percentage of Foundry revenues by industry based on total Foundry revenue:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Consumer and technology	61%	24%	52%	19%
Pharma and biotech	15%	14%	16%	13%
Food and nutrition	9%	22%	9%	25%
Industrial and environment	8%	19%	16%	22%
Agriculture	4%	8%	4%	10%
Government and defense	3%	13%	3%	11%

Total Foundry revenue	100%	100%	100%	100%

The following table sets forth the percentage of total Foundry revenue by industry:

	Year Ended December 31,
	2021	2020	2019
Consumer and technology	36%	12%	19%
Food and nutrition	25%	35%	39%
Industrial and environment	16%	29%	13%
Agriculture	8%	13%	18%
Pharma and Biotech	8%	2%	2%
Government and Defense	7%	9%	9%

Total Foundry revenue	100%	100%	100%